UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/14

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2014 (Unaudited)

Common Stocks--93.9%	Shares		Value ($)
Australia--2.8%
Australia & New Zealand Banking Group	39,991		1,246,416
Metcash	419,996		1,113,975
QBE Insurance Group	196,502		2,081,108
			4,441,499
Austria--.7%
Erste Group Bank	32,420		1,126,495
Belgium--.7%
bpost	47,200		1,189,024
Brazil--.7%
Petroleo Brasileiro, ADR	75,380		1,062,858
China--2.2%
Beijing Capital International Airport, Cl. H	1,250,000		857,738
CNOOC	625,000		1,072,173
FIH Mobile	1,234,000	a	701,919
Guangzhou Automobile Group, Cl. H	852,000		897,831
			3,529,661
Denmark--.7%
Carlsberg, Cl. B	11,290		1,173,282
France--11.2%
Alstom	30,300		1,197,808
BNP Paribas	17,500		1,225,446
Bouygues	28,570		1,326,288
Carrefour	39,588		1,439,240
Cie de St-Gobain	15,807		900,576
Danone	21,740		1,618,964
Electricite de France	20,929		734,779
GDF Suez	68,674		1,917,674
Sanofi	37,721		4,033,364
Total	49,760		3,491,930
			17,886,069
Germany--6.0%

Aixtron	81,810	a	1,196,610
Deutsche Bank	57,600		2,333,161
Deutsche Telekom	18,010		302,585
E.ON	49,640		966,626
LANXESS	18,290		1,300,463
Muenchener Rueckversicherungs	5,360		1,188,042
Siemens	17,320		2,301,023
			9,588,510
Hong Kong--3.9%
BOC Hong Kong Holdings	526,500		1,585,690
CITIC Pacific	493,000		860,991
COSCO Pacific	732,802		967,876
Esprit Holdings	824,430		1,216,502
Pacific Basin Shipping	714,000		444,814
Yue Yuen Industrial Holdings	363,000		1,123,701
			6,199,574
India--1.7%
Reliance Industries, GDR	42,074	b	1,504,987
State Bank of India, GDR	14,100		1,208,370
			2,713,357
Ireland--.6%
CRH	33,576		921,301
Israel--1.0%
Teva Pharmaceutical Industries, ADR	31,780		1,604,572
Italy--3.2%
Assicurazioni Generali	80,350		1,819,291
Finmeccanica	116,076	a	952,545
Saras	513,780	a	759,895
Telecom Italia	1,239,300	a	1,539,010
			5,070,741
Japan--19.4%
Aisin Seiki	34,200		1,241,346
Ajinomoto	46,000		718,468
Credit Saison	79,300		1,426,309
East Japan Railway	17,400		1,327,220
Fujitsu	137,000		927,240
Honda Motor	58,900		2,061,500
INPEX	97,200		1,401,666

Matsumotokiyoshi Holdings	30,510		1,042,974
Mitsubishi UFJ Financial Group	575,900		3,241,559
Nippon Express	266,890		1,308,233
Nippon Shokubai	153,000		1,926,778
Nippon Telegraph & Telephone	27,400		1,626,236
Nippon Telegraph & Telephone, ADR	3,300		97,944
Nissan Motor	115,600		1,043,580
Nomura Real Estate Holdings	51,400		988,112
Ricoh	110,800		1,355,069
Shimamura	13,600		1,313,242
Shin-Etsu Chemical	22,920		1,361,916
Sumitomo Electric Industries	118,000		1,585,697
Sumitomo Mitsui Financial Group	27,300		1,100,850
Sumitomo Mitsui Trust Holdings	232,560		938,921
Terumo	16,100		341,295
Tokyo Electron	23,100		1,387,135
Yamada Denki	307,000		1,130,894
			30,894,184
Netherlands--4.1%
Aegon	107,263		930,522
Heineken	10,410		733,790
ING Groep	74,800	a	1,047,683
Koninklijke Philips	76,518		2,416,775
Randstad Holding	22,801		1,326,554
			6,455,324
Norway--.4%
Norsk Hydro	121,578		660,982
Russia--.5%
Gazprom, ADR	91,520		745,980
Singapore--.6%
DBS Group Holdings	73,782		994,113
South Africa--.2%
Murray & Roberts Holdings	100,393	a	241,887
South Korea--2.5%
KB Financial Group, ADR	35,564		1,209,887
Korea Electric Power	20,720		794,111
Samsung Electronics	740		1,046,677
Samsung Fire & Marine Insurance	3,665		934,033

			3,984,708
Sweden--3.3%
Electrolux, Ser. B	55,100		1,384,087
Ericsson, Cl. B	194,310		2,434,682
Getinge, Cl. B	39,060		1,003,933
Svenska Cellulosa, Cl. B	13,380		372,289
			5,194,991
Switzerland--7.0%
Credit Suisse Group	81,970	a	2,436,674
Holcim	8,580	a	752,606
Novartis	51,436		4,612,296
Roche Holding	8,950		2,633,529
UBS	35,658	a	715,947
			11,151,052
Taiwan--.6%
Advanced Semiconductor Engineering	702,000		889,630
United Kingdom--19.9%
Anglo American	45,753		1,117,769
ArcelorMittal	74,470		1,136,962
Barclays	386,111		1,598,576
BHP Billiton	50,580		1,583,725
BP	411,673		3,470,918
eSure Group	343,290		1,530,618
Friends Life Group	183,416		963,211
GlaxoSmithKline	76,572		2,054,875
Home Retail Group	385,035		1,215,920
HSBC Holdings	289,511		3,053,359
Royal Bank of Scotland Group	203,190	a	1,180,470
Royal Dutch Shell, Cl. A	106,748		4,195,914
Serco Group	253,454		1,578,697
Standard Chartered	133,977		3,014,870
Tesco	322,067		1,638,704
Unilever	51,194		2,299,735
			31,634,323
Total Common Stocks
(cost $158,159,898)			149,354,117

Preferred Stocks--1.3%

Germany
Volkswagen
(cost $1,863,440)	7,670	2,038,809

Other Investment--3.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,280,000)	6,280,000 [c]	6,280,000

Total Investments (cost $166,303,338)	99.1%	157,672,926
Cash and Receivables (Net)	.9%	1,471,813
Net Assets	100.0%	159,144,739

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, this security was valued at $1,504,987 or .9% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized depreciation on investments was $8,630,412 of which $9,878,860 related to appreciated investment securities and $18,509,272 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.8
Industrial	13.1
Energy	11.1
Health Care	10.2
Consumer Discretionary	9.2
Consumer Staples	7.6
Materials	6.8
Information Technology	6.3
Money Market Investment	3.9
Utilities	2.8

Telecommunication Services	2.3
99.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring:
6/2/2014[a]	30,058,487	295,622	295,270	(352)
6/3/2014[b]	7,456,729	73,250	73,249	(1)

Swedish Krona,
Expiring
6/2/2014[c]	1,037,848	156,215	155,088	(1,127)

Sales;		Proceeds ($)

Euro,
Expiring
6/3/2014[a]	293,153	399,233	399,614	(381)

				(1,861)

Counterparties:

a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Deutsche Bank

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	149,354,117	-	-	149,354,117
Equity Securities - Foreign Preferred Stocks+	2,038,809	-	-	2,038,809
Mutual Funds	6,280,000	-	-	6,280,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,861)	-	(1,861)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2014 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--3.5%
BorgWarner	223,470		14,054,028
Lear	397,590		35,007,800
TRW Automotive Holdings	524,168	a	44,486,138
			93,547,966
Banks--4.8%
Comerica	1,302,100		62,461,737
Fifth Third Bancorp	1,217,690		25,194,006
SunTrust Banks	1,090,610		41,792,175
			129,447,918
Capital Goods--12.7%
Graco	261,270		19,067,485
IDEX	298,600		22,896,648
Ingersoll-Rand	885,300		52,958,646
MSC Industrial Direct, Cl. A	515,360		47,397,659
PACCAR	423,550		26,836,128
Parker Hannifin	606,690		75,975,789
Regal-Beloit	722,148		55,121,557
Trinity Industries	476,360		41,219,431
			341,473,343
Commercial & Professional Services--1.5%
Equifax	567,980		40,207,304
Consumer Durables & Apparel--1.6%
Newell Rubbermaid	1,093,930		32,030,270
Toll Brothers	303,470	a	10,991,683
			43,021,953
Diversified Financials--15.4%
Blackstone Group	451,290		14,026,093
CME Group	169,663		12,215,736
Discover Financial Services	902,042		53,337,744
E*TRADE Financial	3,599,960	a	73,331,185
Invesco	2,164,820		79,448,894
Raymond James Financial	507,940		24,584,296
TD Ameritrade Holding	3,046,660		92,435,664
Voya Financial	1,823,384		65,277,147
			414,656,759

Energy--7.0%
Antero Resources	574,698		35,343,927
CONSOL Energy	657,230		29,029,849
HollyFrontier	279,120		13,746,660
Range Resources	442,210		41,103,420
Tesoro	502,580		28,244,996
Weatherford International	1,891,090	a	41,017,742
			188,486,594
Health Care Equipment & Services--7.1%
Catamaran	977,670	a	42,782,839
Cigna	530,660		47,642,655
MEDNAX	1,150,570	a	66,307,349
Varian Medical Systems	412,840	a	34,038,658
			190,771,501
Insurance--3.5%
Fidelity National Financial, Cl. A	1,657,230		55,252,048
Hartford Financial Services Group	1,152,380		39,929,967
			95,182,015
Materials--5.9%
New Gold	2,374,490	a	12,537,307
Newmont Mining	728,788		16,681,957
Sherwin-Williams	163,990		33,553,994
Valspar	680,930		50,838,234
Yamana Gold	5,930,313		43,647,104
			157,258,596
Media--1.0%
Omnicom Group	360,420		25,643,883
Pharmaceuticals, Biotech & Life Sciences--8.5%
Agilent Technologies	1,488,770		84,770,564
Covance	652,850	a	54,748,001
Cubist Pharmaceuticals	902,210	a	60,087,186
Salix Pharmaceuticals	244,200	a	27,858,336
			227,464,087
Real Estate--2.6%
Realogy Holdings	1,896,230	a	70,501,831
Retailing--2.2%
Staples	3,672,980		41,321,025
Williams-Sonoma	254,930		17,059,916
			58,380,941
Semiconductors & Semiconductor Equipment--4.5%
Applied Materials	3,986,270		80,482,791

Xilinx	874,700		41,075,912
			121,558,703
Software & Services--.8%
DST Systems	243,145		22,162,667
Technology Hardware & Equipment--13.4%
Arrow Electronics	520,920	a	30,057,084
Avnet	2,455,793		106,998,901
FLIR Systems	214,210		7,478,071
Ingram Micro, Cl. A	1,009,110	a	28,022,985
JDS Uniphase	4,087,853	a	44,843,747

Juniper Networks	2,431,450	a	59,473,267
Seagate Technology	1,200,390		64,496,955
Western Digital	194,740		17,107,909
			358,478,919
Transportation--2.6%
Kirby	636,141	a	70,325,388
Utilities--1.2%
Great Plains Energy	1,251,183		31,842,607
Total Common Stocks
(cost $2,174,816,393)			2,680,412,975

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,385)	16,385	[b]	16,385
Total Investments (cost $2,174,832,778)	99.8%		2,680,429,360
Cash and Receivables (Net)	.2%		4,340,508
Net Assets	100.0%		2,684,769,868

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $505,596,582 of which $552,163,120 related to appreciated investment securities and $46,566,538 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	15.4
Technology Hardware & Equipment	13.4
Capital Goods	12.7
Pharmaceuticals, Biotech & Life Sciences	8.5
Health Care Equipment & Services	7.1
Energy	7.0
Materials	5.9
Banks	4.8
Semiconductors & Semiconductor Equipment	4.5
Automobiles & Components	3.5
Insurance	3.5
Real Estate	2.6
Transportation	2.6

Retailing	2.2
Consumer Durables & Apparel	1.6
Commercial & Professional Services	1.5
Utilities	1.2
Media	1.0
Software & Services	.8
Money Market Investment	.0
99.8

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,624,228,564	-	-	2,624,228,564
Equity Securities - Foreign Common Stocks+	56,184,411	-	-	56,184,411
Mutual Funds	16,385	-	-	16,385

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--2.2%
Dana Holding	624,790		13,832,851
Winnebago Industries	441,300	a	10,926,588
			24,759,439
Banks--16.0%
Columbia Banking System	451,700		11,188,609
CVB Financial	812,841		11,851,222
EverBank Financial	1,194,195		22,749,415
First Financial Holdings	234,230		13,789,120
IBERIABANK	232,094		14,496,591
Ladder Capital, Cl. A	643,050		11,928,578
Radian Group	981,360	b	14,151,211
Sandy Spring Bancorp	246,800		5,851,628
SVB Financial Group	383,850	a	40,476,983
UMB Financial	489,680		27,030,336
WesBanco	198,650		5,848,256
			179,361,949
Capital Goods--6.1%
Altra Holdings	105,710		3,614,225
Graco	47,840		3,491,363
L.B. Foster, Cl. A	95,920		4,899,594
MRC Global	409,140	a	11,779,141
Rush Enterprises, Cl. A	242,043	a	8,030,987
Thermon Group Holdings	785,440	a	18,497,112
Watts Water Technologies, Cl. A	286,936		15,999,551
Woodward	50,580		2,260,926
			68,572,899
Commercial & Professional Services--8.3%
Herman Miller	847,563		26,503,295
HNI	227,940		8,531,794
Interface	460,250		8,394,960
Knoll	391,080		6,859,543
Steelcase, Cl. A	1,872,970		30,697,978

TrueBlue	420,480	a	11,441,261
			92,428,831
Consumer Durables & Apparel--.4%
Brookfield Residential Properties	201,385	a	4,067,977
Consumer Services--.8%
Apollo Education Group	346,950	a	9,298,260
Diversified Financials--4.4%
FXCM, Cl. A	455,900	b	6,099,942
Greenhill & Co.	92,980		4,622,966
Nelnet, Cl. A	261,618		10,770,813
Portfolio Recovery Associates	308,919	a	17,234,591
Raymond James Financial	222,930		10,789,812
			49,518,124
Energy--4.8%
Comstock Resources	326,500		8,877,535
CONSOL Energy	303,690		13,413,987
PDC Energy	113,010	a	7,254,112
Synergy Resources	557,050	a	6,539,767
Western Refining	427,420	b	17,532,768
			53,618,169
Exchange-Traded Funds--.4%
iShares Russell 2000 ETF	39,200	b	4,424,112
Health Care Equipment & Services--1.6%
Hanger	595,391	a	18,087,979
Insurance--.5%
Stewart Information Services	182,580		5,857,166
Materials--7.3%
Allied Nevada Gold	3,438,870	a,b	9,491,281
AuRico Gold	1,921,540		6,667,744
Chemtura	1,253,220	a	31,305,436
IAMGOLD	2,949,570	a	8,996,189
New Gold	1,409,766	a	7,443,565
OMNOVA Solutions	1,472,010	a	13,925,215
Royal Gold	66,570		4,175,270
			82,004,700
Media--2.1%
LIN Media, Cl. A	324,991	a	8,170,274
New York Times, Cl. A	1,025,940		15,245,468
			23,415,742

Pharmaceuticals, Biotech & Life Sciences--8.1%
Cubist Pharmaceuticals	97,790	a	6,512,814
Emergent BioSolutions	1,475,416	a	32,001,773
Questcor Pharmaceuticals	427,110	b	38,495,424
TherapeuticsMD	3,394,520	a,b	13,781,751
			90,791,762
Real Estate--1.5%
American Residential Properties	932,190 a,b,c		17,059,077
Retailing--3.2%
Office Depot	6,983,659	a	35,756,334
Semiconductors & Semiconductor Equipment--6.6%
Applied Micro Circuits	2,492,300	a	22,430,700
Lattice Semiconductor	2,380,050	a	18,826,196
Mellanox Technologies	593,530	a,b	18,743,677
Microsemi	587,540	a	14,294,848
			74,295,421
Software & Services--9.1%
Cardtronics	270,040	a	7,825,759
CoreLogic	787,640	a	22,471,369
CSG Systems International	974,135		25,590,526
Dealertrack Technologies	529,244	a	21,016,279
DST Systems	43,740		3,986,901
Heartland Payment Systems	178,950		7,417,478
Infoblox	1,003,580	a	13,006,397
			101,314,709
Technology Hardware & Equipment--12.1%
Arrow Electronics	429,420	a	24,777,534
Belden	89,770		6,462,542
Ciena	1,453,870	a	28,205,078
Jabil Circuit	1,301,420		24,492,724
JDS Uniphase	2,129,590	a	23,361,602
Plexus	53,170	a	2,220,379
ScanSource	271,699	a	10,080,033
Tech Data	256,530	a	15,266,100
			134,865,992
Transportation--4.4%
Con-way	316,044		14,604,393
Landstar System	530,107		34,419,848
			49,024,241

Total Common Stocks
(cost $963,839,187)		1,118,522,883

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,302,195)	6,302,195 [d]	6,302,195
Investment of Cash Collateral for
Securities Loaned--9.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $104,388,362)	104,388,362 [d]	104,388,362
Total Investments (cost $1,074,529,744)	109.8%	1,229,213,440
Liabilities, Less Cash and Receivables	(9.8%)	(110,152,608)
Net Assets	100.0%	1,119,060,832

ETF -- Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $98,302,342 and the value of the collateral held by the fund was $104,388,362.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $154,683,696 of which $192,864,958 related to appreciated investment securities and $38,181,262 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.0
Technology Hardware & Equipment	12.1
Money Market Investments	9.9
Software & Services	9.1
Commercial & Professional Services	8.3
Pharmaceuticals, Biotech & Life Sciences	8.1
Materials	7.3

Semiconductors & Semiconductor Equipment	6.6
Capital Goods	6.1
Energy	4.8
Diversified Financials	4.4
Transportation	4.4
Retailing	3.2
Automobiles & Components	2.2
Media	2.1
Health Care Equipment & Services	1.6
Real Estate	1.5
Consumer Services	.8
Insurance	.5
Consumer Durables & Apparel	.4
Exchange-Traded Funds	.4
109.8

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,086,923,296	-	-	1,086,923,296
Equity Securities - Foreign Common Stocks+	27,175,475	-	-	27,175,475
Exchange-Traded Funds	4,424,112	-	-	4,424,112
Mutual Funds	110,690,557	-	-	110,690,557

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--5.2%
Comerica	5,900		283,023
SVB Financial Group	6,620	a	698,079
			981,102
Capital Goods--5.5%
Danaher	4,220		330,975
MSC Industrial Direct, Cl. A	3,810		350,406
Parker Hannifin	2,820		353,149
			1,034,530
Commercial & Professional Services--2.8%
Steelcase, Cl. A	32,510		532,839
Consumer Durables & Apparel--1.6%
Michael Kors Holdings	3,220	a	303,904
Consumer Services--1.7%
Las Vegas Sands	4,080		312,202
Diversified Financials--13.9%
Discover Financial Services	8,540		504,970
E*TRADE Financial	14,490	a	295,161
Goldman Sachs Group	2,190		349,984
Invesco	13,540		496,918
Raymond James Financial	8,890		430,276
TD Ameritrade Holding	17,810		540,355
			2,617,664
Energy--6.4%
CONSOL Energy	14,090		622,355
Valero Energy	10,260		575,073
			1,197,428
Exchange-Traded Funds--4.7%
iShares Russell 3000 ETF	1,020		117,208
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	4,010		772,647
			889,855

Food, Beverage & Tobacco--4.4%
PepsiCo	4,610		407,201
Philip Morris International	4,760		421,450
			828,651
Health Care Equipment & Services--3.7%
AmerisourceBergen	4,963		363,192
HCA Holdings	6,220	a	329,598
			692,790
Insurance--1.9%
Hartford Financial Services Group	10,140		351,351
Materials--1.2%
Yamana Gold	29,340		215,942
Media--4.3%
AMC Networks, Cl. A	3,540	a	219,055
LIN Media, Cl. A	10,530	a	264,724
Viacom, Cl. B	3,770		321,694
			805,473
Pharmaceuticals, Biotech & Life Sciences--14.8%
Agilent Technologies	5,130		292,102
Biogen Idec	1,370	a	437,537
Forest Laboratories	5,670	a	537,403
Gilead Sciences	6,180	a	501,878
Illumina	2,300	a	363,975
Isis Pharmaceuticals	5,200	a	151,944
Perrigo Company	2,180		301,276
Vertex Pharmaceuticals	2,760	a	199,438
			2,785,553
Real Estate--2.5%
Realogy Holdings	12,710	a	472,558
Semiconductors & Semiconductor Equipment--5.3%
Applied Micro Circuits	31,010	a	279,090
Mellanox Technologies	9,580	a	302,536
Xilinx	8,630		405,265
			986,891
Software & Services--7.6%
Dealertrack Technologies	5,850	a	232,303
Facebook, Cl. A	3,090	a	195,597
Google, Cl. A	410	a	234,377

Google, Cl. C	410	a	230,002
Microsoft	13,030		533,448
			1,425,727
Technology Hardware & Equipment--9.9%
Arrow Electronics	4,960	a	286,192
Ciena	29,770	a	577,538
EMC	10,700		284,192
JDS Uniphase	41,500	a	455,255
Juniper Networks	10,540	a	257,808
			1,860,985
Transportation--2.3%
Kirby	3,880	a	428,934

Total Investments (cost $17,023,321)	99.7%		18,724,379
Cash and Receivables (Net)	.3%		59,961
Net Assets	100.0%		18,784,340

ETF -- Exchange-Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $1,701,058 of which $2,109,309 related to appreciated investment securities and $408,251 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	14.8
Diversified Financials	13.9
Technology Hardware & Equipment	9.9
Software & Services	7.6
Energy	6.4
Capital Goods	5.5
Semiconductors & Semiconductor Equipment	5.3
Banks	5.2

Exchange-Traded Funds	4.7
Food, Beverage & Tobacco	4.4
Media	4.3
Health Care Equipment & Services	3.7
Commercial & Professional Services	2.8
Real Estate	2.5
Transportation	2.3
Insurance	1.9
Consumer Services	1.7
Consumer Durables & Apparel	1.6
Materials	1.2
99.7

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	17,314,678	-	-	17,314,678
Equity Securities - Foreign Common Stocks+	519,846	-	-	519,846
Exchange-Traded Funds	889,855	-	-	889,855

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.0%
General Motors	450,875		15,591,257
Banks--13.5%
Bank of America	2,654,440		40,188,222
Citigroup	609,150		28,977,265
Comerica	384,220		18,431,033
Fifth Third Bancorp	523,435		10,829,870
JPMorgan Chase & Co.	858,880		47,727,962
PNC Financial Services Group	225,820		19,255,671
Regions Financial	740,000		7,540,600
Wells Fargo & Co.	880,570		44,715,345
			217,665,968
Capital Goods--5.6%
Cummins	158,130		24,182,821
Eaton	210,890		15,540,484
Honeywell International	246,540		22,965,201
Owens Corning	289,430		11,869,524
PACCAR	247,560		15,685,402
			90,243,432
Commercial & Professional Services--.5%
Tyco International	193,010		8,422,956
Consumer Durables & Apparel--1.1%
PVH	132,030		17,379,109
Consumer Services--1.1%
Carnival	450,360		18,027,911
Diversified Financials--11.8%
Ameriprise Financial	247,050		27,820,300
Berkshire Hathaway, Cl. B	312,310	a	40,081,865
Discover Financial Services	135,880		8,034,584
Goldman Sachs Group	202,270		32,324,769
Invesco	218,700		8,026,290
Morgan Stanley	798,830		24,651,894
TD Ameritrade Holding	459,880		13,952,759
Voya Financial	986,509		35,317,022
			190,209,483
Energy--13.3%
Anadarko Petroleum	235,060		24,178,272

Cameron International	122,420	a	7,828,759
Exxon Mobil	737,310		74,121,774
Occidental Petroleum	681,260		67,914,809
Phillips 66	193,210		16,382,276
Schlumberger	191,220		19,894,529
Valero Energy	81,730		4,580,966
			214,901,385
Food & Staples Retailing--1.8%
CVS Caremark	361,790		28,335,393
Food, Beverage & Tobacco--3.8%
Archer-Daniels-Midland	360,670		16,208,510
Coca-Cola Enterprises	297,380		13,572,423
Molson Coors Brewing, Cl. B	123,780		8,136,059
PepsiCo	182,330		16,105,209
Philip Morris International	92,130		8,157,190
			62,179,391
Health Care Equipment & Services--6.2%
Aetna	157,240		12,193,962
Cardinal Health	357,720		25,265,764
Cigna	251,560		22,585,057
McKesson	120,270		22,808,003
Omnicare	148,870		9,460,688
UnitedHealth Group	104,940		8,356,372
			100,669,846
Household & Personal Products--.4%
Avon Products	485,299		6,934,923
Insurance--5.7%
Allstate	200,350		11,672,391
American International Group	387,560		20,955,369
Genworth Financial, Cl. A	409,140	a	6,951,289
Hartford Financial Services Group	501,440		17,374,896
MetLife	414,459		21,108,394
Prudential Financial	168,300		13,827,528
			91,889,867
Materials--2.8%
Dow Chemical	244,350		12,735,522
Martin Marietta Materials	166,640		20,463,392
Vulcan Materials	193,900		11,822,083
			45,020,997
Media--5.2%
News Corp., Cl. A	421,660	a	7,193,520
Omnicom Group	174,450		12,412,117
Twenty-First Century Fox, Cl. A	446,758		15,819,701

Viacom, Cl. B	182,850		15,602,590
Walt Disney	400,730		33,665,327
			84,693,255
Pharmaceuticals, Biotech & Life Sciences--9.5%
AbbVie	301,610		16,386,471
Agilent Technologies	188,890		10,755,397
Amgen	127,130		14,745,809
Eli Lilly & Co.	134,730		8,064,938
Merck & Co.	765,210		44,275,051
Mylan	238,390	a	11,881,358
Pfizer	1,610,590		47,721,782
			153,830,806
Retailing--.9%
Kohl's	277,540		15,109,278
Semiconductors & Semiconductor Equipment--3.5%
Applied Materials	791,280		15,975,943
Texas Instruments	520,640		24,459,667
Xilinx	338,150		15,879,524

			56,315,134
Software & Services--2.4%
Google, Cl. A	9,780	a	5,590,737
Google, Cl. C	14,870	a	8,341,773
Microsoft	401,020		16,417,759
Symantec	353,500		7,773,465
			38,123,734
Technology Hardware & Equipment--6.9%
Apple	51,050		32,314,650
Cisco Systems	1,697,750		41,798,605
EMC	714,260		18,970,746
Hewlett-Packard	312,650		10,473,775
Western Digital	93,550		8,218,368
			111,776,144
Transportation--1.1%
Delta Air Lines	442,590		17,663,767
Utilities--1.6%
NRG Energy	703,400		25,069,176

Total Investments (cost $1,252,981,178)	99.7%		1,610,053,212
Cash and Receivables (Net)	.3%		4,338,802
Net Assets	100.0%		1,614,392,014

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $357,072,034 of which $359,904,731 related to appreciated investment securities and $2,832,697 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.5
Energy	13.3
Diversified Financials	11.8
Pharmaceuticals, Biotech & Life Sciences	9.5
Technology Hardware & Equipment	6.9
Health Care Equipment & Services	6.2
Insurance	5.7
Capital Goods	5.6
Media	5.2
Food, Beverage & Tobacco	3.8

Semiconductors & Semiconductor Equipment	3.5
Materials	2.8
Software & Services	2.4
Food & Staples Retailing	1.8
Utilities	1.6
Consumer Durables & Apparel	1.1
Consumer Services	1.1
Transportation	1.1
Automobiles & Components	1.0
Retailing	.9
Commercial & Professional Services	.5
Household & Personal Products	.4
99.7

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,610,053,212	-	-	1,610,053,212

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--4.7%
Associated Banc-Corp	72,400		1,247,452
BancorpSouth	95,900		2,253,650
Cathay General Bancorp	47,000		1,129,410
Comerica	20,800		997,776
East West Bancorp	146,300		4,898,124
Webster Financial	27,300		816,816
			11,343,228
Capital Goods--10.4%
AECOM Technology	72,000	a	2,314,080
Alliant Techsystems	7,700		972,433
IDEX	21,500		1,648,620
Lennox International	59,400		5,044,248
Lincoln Electric Holdings	60,900		4,000,521
Oshkosh	91,700		4,956,385
Trinity Industries	6,100		527,833
Valmont Industries	30,600		4,741,470
WABCO Holdings	8,500	a	907,545
			25,113,135
Commercial & Professional Services--2.5%
Deluxe	87,000		4,879,830
Manpowergroup	13,800		1,131,324
			6,011,154
Consumer Durables & Apparel--4.3%
Deckers Outdoor	48,500	a	3,748,565
Hanesbrands	67,000		5,683,610
Whirlpool	6,300		904,365
			10,336,540
Consumer Services--2.0%
Bally Technologies	50,000	a	2,950,000
Sotheby's	44,600		1,760,808

Wyndham Worldwide	2,600		192,218
			4,903,026
Diversified Financials--4.6%
Affiliated Managers Group	17,600	a	3,319,360
Navient	48,400		764,720
SEI Investments	36,000		1,185,480
SLM	160,000		1,377,600
Waddell & Reed Financial, Cl. A	71,800		4,335,284
			10,982,444
Energy--4.9%
Chesapeake Energy	52,400		1,504,928
Dril-Quip	46,400	a	4,743,008
EQT	5,400		577,152
Kosmos Energy	23,100	a	242,088
SM Energy	63,400		4,806,354
			11,873,530
Food & Staples Retailing--.2%
Kroger	10,400		496,496
Food, Beverage & Tobacco--3.3%
Coca-Cola Enterprises	11,300		515,732
Hillshire Brands	124,100		6,612,048
Ingredion	3,500		266,525
Tootsie Roll Industries	14,702		427,828
			7,822,133
Health Care Equipment & Services--6.5%
Boston Scientific	316,400	a	4,059,412
C.R. Bard	16,300		2,410,933
Health Net	115,700	a	4,625,686
Hill-Rom Holdings	79,500		3,155,355
Owens & Minor	3,600		124,848
Universal Health Services, Cl. B	14,300		1,280,851
			15,657,085
Household & Personal Products--2.4%
Energizer Holdings	50,000		5,800,000
Insurance--3.4%
Everest Re Group	6,400		1,024,128
Lincoln National	6,900		330,924

Old Republic International	85,600		1,463,760
Protective Life	27,800		1,453,940
The Hanover Insurance Group	31,800		1,909,590
XL Group	61,000		1,980,060
			8,162,402
Materials--7.2%
Cabot	6,700		378,885
Commercial Metals	22,200		394,050
Minerals Technologies	11,500		713,000
Olin	137,100		3,735,975
Packaging Corporation of America	29,800		2,060,968
Reliance Steel & Aluminum	23,700		1,705,215
Scotts Miracle-Gro, Cl. A	59,000		3,537,050
Worthington Industries	121,300		4,888,390
			17,413,533
Media--2.0%
Morningstar	8,600		611,804
Starz, Cl. A	135,400	a	4,143,240
			4,755,044
Pharmaceuticals, Biotech & Life Sciences--4.9%
Charles River Laboratories
nternational	5,300	a	283,974
Covance	16,900	a	1,417,234
Mettler-Toledo International	21,300	a	5,218,926
United Therapeutics	51,100	a	4,892,314
			11,812,448
Real Estate--7.4%
Camden Property Trust	31,900	b	2,240,656
CBL & Associates Properties	144,300	b	2,715,726
Corrections Corporation of America	115,550	b	3,758,842
Extra Space Storage	6,800	b	355,980
Host Hotels & Resorts	21,300	b	470,091
Kimco Realty	5,700	b	130,644
National Retail Properties	20,300	b	710,094
Omega Healthcare Investors	24,200	b	892,738
Potlatch	74,200	b	2,979,872
Weingarten Realty Investors	111,500	b	3,544,585

			17,799,228
Retailing--5.3%
Bed Bath & Beyond	64,900	a	3,949,165
Dillard's, Cl. A	27,300		3,078,075
GameStop, Cl. A	60,400		2,286,140
LKQ	50,900	a	1,411,966
PetSmart	34,900		2,005,703
			12,731,049
Semiconductors & Semiconductor Equipment--3.3%
Integrated Device Technology	248,200	a	3,301,060
International Rectifier	176,100	a	4,723,002
			8,024,062
Software & Services--7.0%
Amdocs	15,300		736,236
Broadridge Financial Solutions	40,200		1,649,004
Convergys	48,900		1,066,998
DST Systems	50,415		4,595,327
FactSet Research Systems	27,800		2,978,492
Intuit	3,000		237,870
Mentor Graphics	136,500		2,892,435
NeuStar, Cl. A	99,200	a	2,779,584
			16,935,946
Technology Hardware & Equipment--5.3%
Brocade Communications Systems	451,300		4,115,856
Harris	50,600		3,908,850
Ingram Micro, Cl. A	16,100	a	447,097
NetApp	113,800		4,211,738
			12,683,541
Transportation--4.5%
Alaska Air Group	11,900		1,171,674
Kirby	48,800	a	5,394,840
Matson	50,800		1,248,156
Southwest Airlines	111,800		2,957,110
			10,771,780
Utilities--3.4%
Cleco	28,200		1,467,246
IDACORP	75,100		4,117,733

PNM Resources		44,600	1,269,316
Wisconsin Energy		31,100	1,415,672
			8,269,967
Total Common Stocks
	(cost $204,250,016)		239,697,771

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $838,904)	838,904 [c]	838,904

Total Investments (cost $205,088,920)		99.9%	240,536,675
Cash and Receivables (Net)		.1%	338,145
Net Assets		100.0%	240,874,820

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $35,447,755 of which $41,275,952 related to appreciated investment securities and $5,828,197 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.4
Real Estate	7.4
Materials	7.2
Software & Services	7.0
Health Care Equipment & Services	6.5
Technology Hardware & Equipment	5.3
Retailing	5.3
Pharmaceuticals, Biotech & Life Sciences	4.9
Energy	4.9
Banks	4.7

Diversified Financials	4.6
Transportation	4.5
Consumer Durables & Apparel	4.3
Insurance	3.4
Utilities	3.4
Food, Beverage & Tobacco	3.3
Semiconductors & Semiconductor Equipment	3.3
Commercial & Professional Services	2.5
Household & Personal Products	2.4
Media	2.0
Consumer Services	2.0
Money Market Investment	.4
Food & Staples Retailing	.2
99.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	239,697,771	-	-	239,697,771
Mutual Funds	838,904	-	-	838,904

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2014 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Communications Equipment--15.5%
Apple	18,650		11,805,450
Ciena	543,380	a	10,541,572
JDS Uniphase	517,370	a	5,675,549
Juniper Networks	583,280	a	14,267,029
			42,289,600
Computers & Peripherals--6.7%
EMC	350,570		9,311,139
Western Digital	101,760		8,939,616
			18,250,755
Electronic Equipment & Instruments--3.0%
Amphenol, Cl. A	85,720		8,211,976
Internet & Catalog Retail--9.1%
Amazon.com	17,620	a	5,507,131
Netflix	20,270	a	8,469,414
Priceline Group	8,370	a	10,702,133
			24,678,678
Internet Software & Services--15.3%
Akamai Technologies	212,960	a	11,572,247
Facebook, Cl. A	166,260	a	10,524,258
Google, Cl. A	11,168	a	6,384,187
Google, Cl. C	11,168	a	6,265,025
LinkedIn, Cl. A	43,260	a	6,925,493
			41,671,210
IT Services--12.2%
Accenture, Cl. A	132,650		10,804,343
Cognizant Technology Solutions,
Cl. A	191,414	a	9,304,635
Visa, Cl. A	60,240		12,941,359
			33,050,337
Semiconductors & Semiconductor Equipment--18.4%
Applied Materials	590,350		11,919,167

Micron Technology	193,570	a	5,534,166
SanDisk	97,770		9,447,515
Texas Instruments	232,850		10,939,293
Xilinx	259,250		12,174,380
			50,014,521
Software--18.9%
Adobe Systems	157,670	a	10,176,022
Concur Technologies	47,220	a	4,031,171
Microsoft	293,580		12,019,165
salesforce.com	208,900	a	10,994,407
ServiceNow	103,340	a	5,405,715
VMware, Cl. A	60,850	a	5,872,025
Workday, Cl. A	34,800	a	2,727,276
			51,225,781
Total Common Stocks
(cost $201,660,384)			269,392,858

Limited Partnership Interests--.2%
Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP a,c
(cost $2,061,175)			628,722

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,533,269)	3,533,269	[b]	3,533,269
Total Investments (cost $207,254,828)	100.6%		273,554,849
Liabilities, Less Cash and Receivables	(.6%)		(1,545,965)
Net Assets	100.0%		272,008,884

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregate value of $628,722 representing
.2% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +

Bluestream Ventures, LP	4/28/2005-6/11/2008	2,061,175.2		628,722

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At May 31, 2014, net unrealized appreciation on investments was $66,300,021 of which $72,561,146 related to appreciated investment securities and $6,261,125 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Software	18.9
Semiconductors & Semiconductor Equipment	18.6
Communications Equipment	15.5
Internet Software & Services	15.3
IT Services	12.2
Internet & Catalog Retail	9.1
Computers & Peripherals	6.7
Electronic Equipment & Instruments	3.0
Money Market Investment	1.3
100.6

††	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	269,392,858	-	-	269,392,858
Limited Partnership Interests+	-	-	628,722	628,722
Mutual Funds	3,533,269	-	-	3,533,269

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)